OTHER INTANGIBLE ASSETS, NET - Schedule of Definite-Lived Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 998,750	$ 949,407
Accumulated amortization	703,372	583,404
Other intangible assets, net	295,378	366,003
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	665,555	635,250
Accumulated amortization	428,880	353,558
Customer relationships, backlog and distribution network
Finite-Lived Intangible Assets [Line Items]
Original amounts	288,755	269,717
Accumulated amortization	246,609	207,165
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	44,440	44,440
Accumulated amortization	$ 27,883	$ 22,681